Fair Value Measurements - Level 3 fair value measurements (Details)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2021 Y	Aug. 06, 2021 $ / shares Y
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50			11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.034		0.096		0.113
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.77	9.66			9.66
Remaining term (yrs)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.25		5.75	5.75	6.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0297		0.0132		0.0099